LAND USE RIGHTS (Details)	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Intangible assets
Amortization expense	¥ 391,000,000	¥ 255,000,000	¥ 58,000,000
Net book value		99,544,772		$ 14,871,949	¥ 96,761,364
Minimum
Intangible assets
Useful life	3 years
Maximum
Intangible assets
Useful life	10 years
Land use rights
Intangible assets
Amortization expense	¥ 3,000,000	¥ 3,000,000	¥ 2,000,000
Land use rights | Minimum
Intangible assets
Useful life	40 years
Land use rights | Maximum
Intangible assets
Useful life	50 years